Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Other Capital Reserve	Retained Earnings	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2023	€ 2,400,588	€ 182,721	€ 1,894,384	€ 65,394	€ 225,976	€ 32,458	€ (345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit	64,497				64,497
Other comprehensive loss	(18,081)					(17,601)	(480)
Total comprehensive income	46,416				64,497	(17,601)	(480)
Equity-settled share-based compensation expense	3,698			3,698
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares re-purchased in consideration of TRA	(355,775)		(355,775)
Shares re-purchased in consideration of TRA, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,044		447,044
Issuance of share capital, net (of transaction costs), shares		10,752,688
Equity at end of period at Mar. 31, 2024	2,541,971		2,168,374	69,092	290,473	14,857	€ (825)
Number of units or Shares outstanding at Mar. 31, 2024		187,825,592
Equity at beginning of period at Sep. 30, 2024	2,625,019		2,168,495	68,920	417,578	(29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202
Net profit	125,232				125,232
Other comprehensive loss	42,428					42,428
Total comprehensive income	167,660				125,232	42,428
Equity-settled share-based compensation expense	243			243
Equity at end of period at Mar. 31, 2025	€ 2,792,922		€ 2,168,495	€ 69,163	€ 542,810	€ 12,454
Number of units or Shares outstanding at Mar. 31, 2025		187,829,202